Business combination	12 Months Ended
Mar. 31, 2022
Statement [LineItems]
Business combination
7. Business combination
Summary of acquisitions during the year ended March 31, 2021 is given below:
During the year ended March 31, 2021, the Company has completed four business combinations (which individually are not material) for a total consideration (upfront cash payout to acquire control and contingent consideration) of
₹
 13,801. These include:

a)	₹ 1,643 towards acquisition of IVIA Serviços de Informática Ltda. (“ IVIA ”) on August 14, 2020, a specialized IT services provider to financial services, retail and manufacturing sectors in Brazil.

b)	₹ 5,268 towards acquisition of 4C NV and its subsidiaries (“ 4C ”) on August 11, 2020, a Salesforce multi-cloud partner in Europe, U.K. and the Middle East

c)
₹
 849 towards acquisition of Encore Theme Technologies Private Limited (“
ETT
”), a Finastra trade finance solutions partner across the Middle East, Africa, India and Asia Pacific on December 15, 2020, and

d)
₹
 6,041 towards acquisition of Eximius Design, LLC and Eximius Design India Private Limited (“
Eximius
”) on February 25, 2021, a leading engineering services company with expertise in semiconductor, software and systems design.

The following table presents the purchase price allocation:

Description	Purchase price allocated
Net assets	₹	1,285
Fair Value of Customer-related intangibles		2,460
Fair Value of Marketing-related intangibles		828
Deferred tax liabilities on intangible assets		(432)

Total	₹	4,141
Goodwill		9,660

Total purchase price	₹	13,801

The total consideration for IVIA includes a contingent consideration linked to achievement of revenues and earnings over a period of 3 years ending September 30, 2023, and range of contingent consideration payable is between
₹
 Nil and
₹
 746. The fair value of the contingent consideration is estimated by applying the discounted cash-flow approach considering discount rate of 5.7% and probability adjusted revenue and earnings estimates. The undiscounted fair value of contingent consideration is
₹
 525 as of the date of acquisition. The fair value of discounted contingent consideration of
₹
 460 is recorded as part of purchase price allocation.
The total consideration for ETT includes a contingent consideration linked to achievement of revenues and earnings over a period of 18 months ending March 31, 2022, and range of contingent consideration payable is between
₹
Nil and
₹
 305. The fair value of the contingent consideration is estimated by applying the discounted cash-flow approach considering discount rate of 7.4% and probability adjusted revenue and earnings estimates. The undiscounted fair value of contingent consideration is
₹
 215 as of the date of acquisition. The fair value of discounted contingent consideration of
₹
 196 is recorded as part of purchase price allocation.
The
total consideration for Eximius includes a contingent consideration linked to achievement of revenues and earnings over a period of 2 years ending March 31, 2023, and range of contingent consideration payable is between
₹
 Nil and
₹
 1,738. The fair value
 of the contingent consideration is estimated

by applying the discounted cash-flow approach considering discount rate of 2.3% and probability adjusted revenue and earnings estimates. The undiscounted fair value of contingent consideration is
₹
 1,695 as of the date of acquisition. The fair value of discounted contingent consideration of
₹
 1,637 is recorded as part of purchase price allocation.
Net assets acquired include
₹
 1,026 of cash and cash equivalents and trade receivables valued at
₹
 1,159.
The goodwill of
₹
 9,660 comprises value of acquired workforce and expected synergies arising from the business combinations. Goodwill is allocated to IT Services segment and is not deductible for income tax purposes except for Eximius Design, LLC in the
United States of America.
The transaction costs of
₹
 175 related to the above acquisitions have been included in general and administrative expenses in the consolidated statement of income.
The
pro-forma
effects of these business combinations on the Company’s results were not material.
Summary of acquisitions during the year ended March 31, 2022 is given below:
During the year ended March 31, 2022, the Company has completed four business combinations by acquiring 100% equity interest in:

(a)
Capco and its subsidiaries (“Capco”)
, a global management and technology consultancy company providing digital, consulting and technology services to financial institutions in the Americas, Europe and Asia Pacific. This acquisition makes the Company one of the largest end-to-end
global consulting, technology and transformation service providers to the banking and financial services industry. By combining our capabilities in strategic design, digital transformation, cloud, cybersecurity, IT and operations services with Capco’s domain and consulting strength, our SMUs will be able to provide our clients the access to a partner who can deliver integrated, bespoke solutions to help fuel growth and achieve their transformation objectives. The acquisition was consummated on April 29, 2021 for total cash consideration of
₹
 109,530.

(b)
Ampion Holdings Pty Ltd and its subsidiaries (“Ampion”)
, an Australia-based provider of cyber security, DevOps and quality engineering services. This acquisition is an important step in the direction of our new operating model which emphasizes strategic investments in focus geographies, proximity to customers, agility, scale and localization. It reinstates the commitment towards clients and stakeholders in Australia and New Zealand, under our APMEA SMU. Further, Ampion’s product and services combined with ours and powered by engineering transformation, DevOps and security consulting services will bring scale and market agility to respond to the growing demands of customers. The acquisition was consummated on August 6, 2021 for total cash consideration of
₹
 9,102.

(c)
Edgile, LLC (“Edgile”)
, a
US-based
transformational cybersecurity consulting provider that focuses on risk and compliance, information and cloud security, and digital identity. This acquisition helps address the fast-growing demand for transformational cybersecurity consulting among Global 2000 enterprises. Together, Wipro and Edgile will help enterprises enhance boardroom governance of cybersecurity risk, invest in robust cyber strategies, and reap the value of practical security in action. In collaboration with an extensive roster of alliance partners from Wipro and Edgile, we will enable organizations to accelerate their digital transformation and operate in virtual and digital supply chains. The acquisition was consummated on December 31, 2021 for total consideration (upfront cash payout to acquire control and contingent consideration) of
₹
 17,176.

(d)
LeanSwift Solutions Inc. and its subsidiaries (“LeanSwift”)
, a system integrator of Infor products for customers across the Americas and Europe. This acquisition aligns with our strategic investments in cloud transformation. The combined entity will provide Wipro an edge in key transformation deals, especially in the manufacturing and distribution sectors, by combining LeanSwift’s expertise in the Infor CloudSuites with our broader cloud-native digital capabilities. The acquisition was consummated on December 31, 2021 for total cash consideration of
₹
 1,606.

The following table presents the purchase price allocation:

Description	Capco		Ampion		Edgile		LeanSwift
Net assets	₹	4,667	₹	1,235	₹	1,306	₹	199
Fair value of Customer-related intangibles		24,273		1,748		1,754		59
Fair value of Marketing-related intangibles		8,083		460		1,160		111
Deferred tax liabilities on intangible assets		(9,383)		(663)		—		(48)

Total	₹	27,640	₹	2,780	₹	4,220	₹	321
Goodwill		81,890		6,322		12,956		1,285

Total purchase price	₹	109,530	₹	9,102	₹	17,176	₹	1,606

Net Assets include:
Cash and cash equivalents	₹	4,278	₹	855	₹	907	₹	139
Fair value of acquired trade receivables included in net assets	₹	6,167	₹	1,074	₹	819	₹	205
Gross contractual amount of acquired trade receivables		6,181		1,074		819		221
Less: Allowance for lifetime expected credit loss		(14)		—		—		(16)
Transaction costs included in general and administrative expenses	₹	358	₹	49	₹	152	₹	88
The purchase price allocation for Edgile and LeanSwift is provisional and will be finalized as soon as practicable within the measurement period, but in no event later than one year following the date of acquisition.
The acquisition of Capco contributed revenues of
₹
 66,616 and profit after taxes of
₹
 4,336 for the Company during the year ended March 31, 2022. The other acquisitions completed during the year ended March 31,2022 contributed revenues of
₹
 6,114 and profit after taxes of
₹
 55.
If all the acquisitions during the year ended March 31, 2022, had been consummated on April 1, 2021, management estimates that consolidated revenues for the Company would have been
₹
 802,835 and the profit after taxes would have been
₹
 122,900 for the year ended March 31, 2022. The
pro-forma
amounts are not necessarily indicative of the actual or future results if the acquisition had been consummated on April 1, 2021.
The goodwill of
₹
 102,453 comprises value of acquired workforce and expected synergies arising from the business combination. Goodwill is allocated to IT Services segment and is not deductible for income tax purposes except for Edgile, LLC in the
United States of America.
The total consideration of Edgile includes a contingent consideration linked to achievement of revenues and earnings over a period of 2 years ending December 31, 2023, and range of contingent consideration payable is between
₹
 Nil and
₹
 2,230. The fair value of the contingent consideration is estimated by applying the discounted cash-flow approach considering discount rate of 2.9% and probability adjusted revenue and earnings estimates. The undiscounted fair value of contingent consideration is
₹
 1,531 as at the date of acquisition. The discounted fair value of contingent consideration of
₹
 1,462 is recorded as part of provisional purchase price allocation.
Summary of acquisitions consummated after March 31, 2022

(a)
Convergence Acceleration Solutions, LLC (“CAS Group”)
is a
US-based
consulting and program management company that specializes in driving large-scale business and technology transformation for Fortune 100 communications service providers. The acquisition advances the Company’s strategic consulting capabilities as we help our clients drive large scale business and technology transformation. The acquisition was consummated on April 11, 2022 for total consideration (upfront cash to acquire control and contingent consideration) of
₹
 5,584.

The total consideration for the acquisition of CAS Group includes a contingent consideration linked to achievement of revenues and earnings over a period of 3 years ending December 31, 2024, and range of contingent consideration payable is between
₹
 Nil and
₹
 2,277. The fair value of the contingent consideration is estimated by applying the discounted cash-flow approach considering discount rate of 4.58% and probability adjusted revenue and earnings estimates. The undiscounted fair value of contingent consideration is
₹
 1,804 as at the date of acquisition. The discounted fair value of contingent consideration of
₹
 1,662 is recorded as part of provisional purchase price allocation.
The following table presents the provisional purchase price allocation:

Description	CAS Group
Net assets	₹	554
Fair value of Customer-related intangibles		1,614

Total	₹	2,168
Goodwill		3,416

Total purchase price	₹	5,584

Net assets acquired include
₹
 127 of cash and cash equivalents and trade receivables valued at
₹
 453.
The goodwill of
₹
 3,416 comprises value of acquired workforce and expected synergies arising from the business combination. Goodwill is allocated to IT Services segment and is deductible for income tax purposes in the United States of America.

(b)
Rizing Intermediate Holdings, Inc and its subsidiaries (“Rizing”)
—On May 20, 2022, the Company acquired 100% equity interests in Rizing, a global SAP consulting firm with industry expertise and consulting capabilities in enterprise asset management, consumer industries, and human experience management for a total cash consideration of
₹
 44,622. Rizing complements the Company in capabilities (EAM, HCM and S/4HANA), in industries such as Energy and Utilities, Retail and Consumer Products, Manufacturing and Hi Tech in geographies across North America, Europe, Asia, and Australia.

The initial accounting is incomplete at the time these consolidated financial statements are authorized for issue and the fair value remeasurement of the assets (including trade receivables) and liabilities, and the provisional purchase price allocation pursuant to IFRS 3 are being assessed by an independent expert and are still on-going.